As filed with the Securities and Exchange Commission on March 1, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments - December 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.3%
	Aerospace & Defense - 4.6%
8,000	ARGON ST, Inc. (a)	$283,600
30,100	Armor Holdings, Inc. (a)	1,415,302
32,800	Innovative Solutions & Support, Inc. (a)	1,094,208
		2,793,110
	Air Freight & Logistics - 3.1%
34,200	EGL, Inc. (a)	1,022,238
12,900	UTI Worldwide, Inc. (b)	877,458
		1,899,696
	Biotechnology - 3.1%
55,100	Serologicals Corporation (a)	1,218,812
28,900	ZymoGenetics, Inc. (a)	664,700
		1,883,512
	Business Services - 0.8%
10,500	Ctrip.com International Ltd. - ADR (a)(b)	483,210

	Commercial Services & Supplies - 8.9%
13,700	The Corporate Executive Board Company	917,078
12,900	51job, Inc. - ADR (a)(b)	670,413
92,700	Labor Ready, Inc. (a)	1,568,484
28,300	Portfolio Recovery Associates, Inc. (a)	1,166,526
20,300	Resources Connection, Inc. (a)	1,102,493
		5,424,994
	Communications Equipment - 0.8%
10,000	Alvarion Ltd. (a)(b)	132,800
38,900	Symmetricom, Inc. (a)	377,719
		510,519
	Computers & Peripherals - 1.9%
10,000	Stratasys, Inc. (a)	335,600
49,100	Xyratex Ltd. (a)(b)	809,168
		1,144,768
	Containers & Packaging - 2.3%
22,600	Silgan Holdings Inc.	1,377,696

	Electrical Equipment - 2.0%
28,200	II-VI Incorporated (a)	1,198,218

	Electronic Equipment & Instruments - 12.3%
8,600	Anixter International Inc. (a)	309,514
43,300	I.D. Systems, Inc. (a)	807,978
38,300	LaBarge, Inc. (a)	486,410
23,400	Measurement Specialties, Inc. (a)	595,764
29,300	Multi-Fineline Electronix, Inc. (a)	534,432
18,300	NovAtel Inc. (a)(b)	812,337
95,200	RAE Systems Inc. (a)	694,960
39,500	Rofin-Sinar Technologies, Inc. (a)	1,676,775
5,900	ScanSource, Inc. (a)	366,744
130,500	SpatiaLight, Inc. (a)	1,167,975
		7,452,889
	Energy Equipment & Services - 3.4%
47,000	Cal Dive International, Inc. (a)	1,915,250
4,000	Hydril (a)	182,040
		2,097,290
	Health Care Equipment & Supplies - 7.2%
13,400	Dade Behring Holdings Inc. (a)	750,400
57,950	IntraLase Corp (a)	1,360,666
5,000	Intuitive Surgical, Inc. (a)	200,100
29,300	Occulogix Inc. (a)	301,204
28,100	Ventana Medical Systems, Inc. (a)	1,798,119
		4,410,489
	Health Care Providers & Services - 4.0%
83,600	HealthExtras, Inc. (a)	1,362,680
39,800	Radiation Therapy Services, Inc. (a)	676,600
10,200	SFBC International, Inc. (a)	402,900
		2,442,180
	Hotels Restaurants & Leisure - 0.5%
14,900	Bluegreen Corporation (a)	295,467

	Internet - Media Content - 0.6%
14,000	Audible, Inc. (a)	364,700

	Internet & Catalog Retail - 1.3%
11,400	Overstock.com, Inc. (a)	786,600

	Internet Software & Services - 11.1%
14,500	Aladdin Knowledge Systems (a)(b)	358,875
59,200	Digital River, Inc. (a)	2,463,312
7,000	Equinix, Inc. (a)	299,180
9,400	Greenfield Online, Inc. (a)	206,706
29,800	Imergent, Inc. (a)	451,470
39,600	Jupitermedia Corporation (a)	941,688
40,500	Websense, Inc. (a)	2,054,160
		6,775,391
	IT Services - 3.8%
83,334	ECapital Financial Corporation (a)(c)	8,333
39,300	Euronet Worldwide, Inc. (a)	1,022,586
26,300	iPayment Holdings, Inc. (a)	1,302,376
		2,333,295
	Machinery - 0.8%
10,500	A.S.V., Inc. (a)	502,950

	Oil & Gas - 4.0%
17,600	Berry Petroleum Company - Class A	839,520
9,500	Patina Oil & Gas Corporation	356,250
21,200	Plains Exploration & Production Company (a)	551,200
4,400	Remington Oil & Gas Corporation (a)	119,900
19,000	Swift Energy Company (a)	549,860
		2,416,730
	Semiconductor & Semiconductor Equipment - 6.1%
36,800	Cree, Inc. (a)	1,474,944
26,350	Diodes Incorporated (a)	596,301
31,300	Sigmatel Incorporated (a)	1,112,089
30,600	Silicon Image, Inc. (a)	503,676
		3,687,010
	Software - 6.9%
39,500	CallWave, Inc. (a)	609,880
9,500	Epicor Software Corporation (a)	133,855
49,900	Kongzhong Corporation - ADR (a)(b)	479,539
11,800	Kronos Incorporated (a)	603,334
11,250	MICROS Systems, Inc. (a)	878,175
6,500	Moldflow Corporation (a)	103,350
54,400	Open Solutions Inc. (a)	1,412,224
		4,220,357
	Specialty Retail - 6.7%
5,200	Aeropostale, Inc. (a)	153,036
29,700	Dick's Sporting Goods, Inc. (a)	1,043,955
10,300	Electronics Boutique Holdings Corp. (a)	442,282
19,300	Guitar Center, Inc. (a)	1,016,917
35,400	PETCO Animal Supplies, Inc. (a)	1,397,592
		4,053,782
	Textiles, Apparel & Luxury Goods- 2.0%
25,400	Deckers Outdoor Corporation (a)	1,193,546

	Wine And Distilled Alcoholic Beverages - 2.1%
43,300	Central European Distribution Corporation (a)	1,279,082

	TOTAL COMMON STOCKS (Cost $47,771,926) - 100.3%	61,027,481
	Liabilities in Excess of Other Assets - (0.3)%	(183,739)
	Total Net Assets - 100.0%	$60,843,742

(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.
ADR	American Depository Receipts.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer/President and principal financial officer/Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Rockland Funds Trust
By (Signature and Title) /s/ Richard Gould
Richard Gould, President

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard Gould
Richard Gould, President and Treasurer

Date March 1 , 2005